Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net Loss From Continuing Operations	$ (15,636,203)	$ (551,605)	$ (965,885)	$ (1,130,769)
Adjustments To Reconcile Net Loss to Net Cash Used In Operating Activities- Continuing Operations
Depreciation and Amortization	1,619	4,100	4,640	455,416
Gain on Debt Settlement
Loss on Disposal of Fixed Assets				17,779
Change In Fair Value Of Derivative Liability	15,205,294	214,204	526,338	202,321
Stock Based Compensation	132,250
Changes in operating assets and liabilities
Due from Affiliate
Prepaid Expenses	(4,708)	(7,500)	(625)	(1,250)
Accounts Payable and Accrued Liabilities	90,613	23,801	31,726	21,287
Net Cash Provided By (Used in) Operating Activities	(211,135)	(317,000)	(402,556)	(432,716)
Investing Activities
Purchase of Digital Assets	(323,207)
Purchase Of Equipment		(5,335)	(5,335)	(2,022)
Net Cash Provided By (Used in) Investing Activities	(323,207)	(5,335)	(5,335)	478
Financing Activities
Due To ViaOne Services	535,870	323,382	408,174	421,811
Net Cash Provided By (Used In) Financing Activities	535,870	323,382	408,174	421,811
Change in Cash and Cash Equivalents	1,529	1,047	282	(10,427)
Cash and Cash Equivalents, Beginning Of Year	2,304	2,022	2,022	12,449
Cash and Cash Equivalents, End Of Year	3,833	3,069	2,304	2,022
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non-Cash Investing And Financing Activities
Shares Issued For Acquisition Of Software
Gain on Debt Settlement
Proceeds from sale of Property and Equipment				2,500
Proceeds From Sale Of Preferred Stock Series D
Repayments of Preferred Stock Series D
Common Shares Issued for Conversion Of Debt			83,020
Conversion of Loan to ViaOneDebt Discount Due To Beneficial Conversion Feature